Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities included in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Mortgage-backed securities (MBS)
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	[1]	$ (1,188)	$ (358)

[1]	The amounts exclude $2.0 million and $1.9 million as of December 31, 2019 and 2018, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.